Dreyfus Global Infrastructure Fund
Fund Summary
Investment Objective
The fund seeks to maximize total return consisting of capital appreciation and current income.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in certain funds in the Dreyfus Family of Funds.  More information about these and other discounts is available from your financial professional and in the Shareholder Guide section beginning on page 18 of this prospectus and in the How to Buy Shares section and the Additional Information About How to Buy Shares section beginning on page II-1 and page III-1, respectively, of the fund's Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Dreyfus Global Infrastructure Fund	Class A		Class C	Class I	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none	none	none
Maximum deferred sales charge (load) (as a percentage of lower of purchase or sale price)	none	[1]	1.00%	none	none
[1]	Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a deferred sales charge of 1.00% if redeemed within one year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Dreyfus Global Infrastructure Fund		Class A	Class C	Class I	Class Y
Management fees		0.90%	0.90%	0.90%	0.90%
Distribution (12b-1) fees		none	0.75%	none	none
Other expenses (including shareholder services fees)	[1]	0.50%	0.50%	0.25%	0.20%
Total annual fund operating expenses		1.40%	2.15%	1.15%	1.10%
Fee waiver and/or expense reimbursement	[2]	(0.10%)	(0.10%)	(0.10%)	(0.05%)
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)		1.30%	2.05%	1.05%	1.05%
[1]	Other expenses are based on estimated amounts for the current fiscal year.
[2]	The fund's investment adviser, The Dreyfus Corporation, has contractually agreed, until December 31, 2015, to waive receipt of its fees and/or assume the expenses of the fund so that the expenses of none of the classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 1.05%. On or after December 31, 2015, The Dreyfus Corporation may terminate this expense limitation at any time.

Example
The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same.  The one-year example and the first year of the three-years example are based on net operating expenses, which reflect the expense limitation by The Dreyfus Corporation.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Dreyfus Global Infrastructure Fund (USD $)	1 Year	3 Years
Class A	700	983
Class C	308	663
Class I	107	355
Class Y	107	345

You would pay the following expenses if you did not redeem your shares:
Expense Example No Redemption Dreyfus Global Infrastructure Fund (USD $)	1 Year	3 Years
Class A	700	983
Class C	208	663
Class I	107	355
Class Y	107	345

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund's performance.

Principal Investment Strategy
To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities issued by companies located throughout the world that are engaged in infrastructure businesses.  A company will be considered to be engaged in the infrastructure business if it derives at least 50% of its revenues or earnings from, or devotes at least 50% of the market value of its assets to, infrastructure-related activities, as determined by CenterSquare Investment Management, Inc. (CenterSquare), the fund's sub-investment adviser.  Companies engaged in infrastructure businesses may be involved in the management, ownership, operation, construction, development, renovation or financing of infrastructure assets in a variety of areas including, but not limited to:  energy (electricity, oil and gas) generation, transmission, distribution, storage and/or transportation; utilities; transportation services, including roads, airports, railroads, marine ports, bridges, tunnels and mass transit systems; communications services, including towers, datacenters, satellite and microwave; water and environmental services, including water purification, storage and distribution, wastewater, solid waste, flood control and coastal management; and other similar public sectors and projects that support or facilitate the development or improvement of economic, health, cultural and social standards.  Infrastructure companies also include companies organized as master limited partnerships (MLPs), and publicly-traded real estate investment trust securities (REITs).  The fund invests principally in equity securities that include common stocks, MLPs and REITs listed on a national or other recognized securities exchange.

The fund normally invests in equity securities of infrastructure companies with principal places of business located primarily in the developed markets of Europe, Australia, Asia and North America (including the United States).  Under normal market conditions, the fund invests significantly (at least 40% – unless market conditions are not deemed favorable by CenterSquare, in which case the fund would invest at least 30% – of its net assets) in infrastructure companies organized or located outside the United States or doing a substantial amount of business outside the United States.  CenterSquare allocates the fund's assets among various regions and countries, including the United States (but in no less than three different countries).  Although the fund invests principally in developed markets, it may invest up to 20% of its total assets in equity securities of infrastructure companies located in emerging market countries.

The fund focuses on companies with a minimum market capitalization of $200 million at initiation of the position, and which CenterSquare believes are undervalued.  In selecting investments for the fund's portfolio, CenterSquare combines top-down macroeconomic and sector research with a bottom-up process that incorporates qualitative analysis and a proprietary relative valuation process.  The fund may hold growth or value stocks or a blend of both.

The fund concentrates its investments in the infrastructure industry.  The fund considers the infrastructure industry to consist of companies engaged or involved in infrastructure businesses through the management, ownership, operation, construction, development, renovation or financing of infrastructure assets in the following areas:  energy (electricity, oil and gas) generation, transmission, distribution, storage and/or transportation; utilities; transportation services, including roads, airports, railroads, marine ports, bridges, tunnels and mass transit systems; communications services, including towers, datacenters, satellite and microwave; water and environmental services, including water purification, storage and distribution, wastewater, solid waste, flood control and coastal management; and other similar public sectors and projects that support or facilitate the development or improvement of economic, health, cultural and social standards.

Principal Risks
An investment in the fund is not a bank deposit.  It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.  It is not a complete investment program.  The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

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Risks of stock investing.  Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods.  There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices.  The market value of a stock may decline due to general market conditions or because of factors that affect the particular company or the company's industry.

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Infrastructure investments risk.  Since the fund invests significantly in the securities of companies engaged in infrastructure-related businesses, it will have greater exposure to adverse economic, regulatory, political, legal, and other changes affecting these companies.  Companies engaged in infrastructure-related businesses are subject to a variety of factors that may adversely affect their business or operations, including:  high amounts of leverage and high interest costs in connection with capital construction and improvement programs; difficulty in raising capital in adequate amounts on reasonable terms in periods of high inflation and unsettled capital markets; inexperience with and potential losses resulting from the deregulation of a particular industry or sector; costs associated with compliance with and changes in environmental and other regulations; regulation or intervention by various government authorities, including government regulation of rates charged to customers; the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards; service interruption and/or legal challenges due to environmental, operational or other accidents; susceptibility to terrorist attacks; surplus capacity; increased competition; technological innovations that may render existing plants, equipment or products obsolete; and general changes in market sentiment towards infrastructure assets.  There is also the risk that corruption may negatively affect publicly-funded infrastructure projects, especially in emerging markets, resulting in delays and cost overruns.

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Country, industry and market sector risk.  The fund may significantly overweight or underweight, relative to the FTSE Global Core Infrastructure Index Net (the fund's benchmark index), certain countries, companies, or infrastructure industries or market sectors, which may cause the fund's performance to be more or less sensitive to developments affecting those countries, companies, industries or sectors.

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Foreign investment risk.  To the extent the fund invests in foreign securities, the fund's performance will be influenced by political, social and economic factors affecting investments in foreign issuers.  Special risks associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards.  Investments denominated in foreign currencies are subject to the risk that such currencies will decline in value relative to the U.S. dollar and affect the value of these investments held by the fund.

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Emerging market risk.  The securities of issuers located or doing substantial business in emerging market countries tend to be more volatile and less liquid than the securities of issuers located in countries with more mature economies.  Emerging markets generally have less diverse and less mature economic structures and less stable political systems than those of developed countries.  Investments in these countries may be subject to political, economic, legal, market and currency risks.  The risks may include less protection of property rights and uncertain political and economic policies, the imposition of capital controls and/or foreign investment limitations by a country, nationalization of businesses and the imposition of sanctions by other countries, such as the United States.  For example, in response to recent political and military actions undertaken by Russia, the United States and certain other countries, as well as the European Union, have instituted economic sanctions against certain Russian individuals and companies.

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Growth and value stock risk.  By investing in a mix of growth and value companies, the fund assumes the risks of both.  Investors often expect growth companies to increase their earnings at a certain rate.  If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase.  In addition, growth stocks may lack the dividend yield that may cushion stock prices in market downturns.  Value stocks involve the risk that they may never reach their expected full market value, either because the market fails to recognize the stock's intrinsic worth, or the expected value was misgauged.  They also may decline in price even though in theory they are already undervalued.

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Market capitalization risk (small-, mid- and large-cap stock risk).  To the extent the fund emphasizes small-, mid- or large-cap stocks, it will assume the associated risks.  At any given time, any of these market capitalizations may be out of favor with investors.  Compared to small- and mid-cap companies, large-cap companies may be less responsive to changes and opportunities affecting their business.  To the extent the fund invests in small- and mid-cap companies, it will be subject to additional risks because the operating histories of these companies tend to be more limited, their earnings and revenues less predictable (and some companies may be experiencing significant losses), and their share prices more volatile than those of larger, more established companies.

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MLP risk.  An investment in MLP units involves some risks that differ from an investment in the common stock of a corporation.  The risks of investing in an MLP are generally those involved in investing in a partnership as opposed to a corporation.  For example, state law governing partnerships is often less restrictive than state law governing corporations.  Accordingly, there may be fewer protections afforded investors in an MLP than investors in a corporation, and holders of MLP units have limited control on matters affecting the partnership.  Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles.  The benefit derived from the fund's investment in MLPs is largely dependent on the MLPs being treated as partnerships for U.S. federal income tax purposes.  A change in current tax law, or a change in the business of a given MLP, could result in an MLP being treated as a corporation for U.S. federal income tax purposes and subject to corporate level tax on its income, and could reduce the amount of cash available for distribution by the MLP to its unit holders, such as the fund.

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REIT risk.  Investments in REITs expose the fund to risks similar to investing directly in real estate.  The value of securities issued by REITs is affected by tax and regulatory requirements and by perceptions of management skill.  They also may be affected by general economic conditions and are subject to heavy cash flow dependency, defaults by borrowers or tenants, self-liquidation at an economically disadvantageous time, and the possibility of failing to qualify for favorable tax treatment under applicable U.S. or foreign law and/or to maintain exempt status under the Investment Company Act of 1940, as amended.

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Liquidity risk.  When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities in a timely manner at or near their perceived value.  In such a market, the value of such securities and the fund's share price may fall dramatically.  Investments in foreign securities, particularly those of issuers located in emerging markets, tend to have greater exposure to liquidity risk than domestic securities.

Performance
As a new fund, past performance information is not available for the fund as of the date of this prospectus.  Annual performance returns provide some indication of the risks of investing in the fund by showing changes in performance from year to year.  Comparison of fund performance to an appropriate index indicates how the fund's average annual total returns compare with those of a broad measure of market performance.  The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.  Within a reasonable period of time after the fund commences operations, performance information will be available at www.dreyfus.com.